Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Nature of Business
Nature of Business

1. Nature of Business

        Acceleron Pharma Inc. (Acceleron or the Company) was incorporated in the state of Delaware on June 13, 2003, as Phoenix Pharma, Inc. The Company subsequently changed its name to Acceleron Pharma Inc. and commenced operations in February 2004. The Company is a Cambridge, Massachusetts-based biopharmaceutical company focused on the discovery, development and commercialization of novel protein therapeutics for cancer and rare diseases. The Company's research focuses on the biology of the Transforming Growth Factor-Beta (TGF-b) protein superfamily, a large and diverse group of molecules that regulate the growth and repair of tissues throughout the human body. By coupling its discovery and development expertise, including its proprietary knowledge of the TGF-b superfamily, with internal protein engineering and manufacturing capabilities, the Company has built a highly productive research and development platform that has generated numerous innovative protein therapeutics with novel mechanisms of action. The Company has internally discovered three protein therapeutics that are currently being studied in 12 ongoing Phase 2 clinical trials, focused on the areas of cancer and rare diseases.

        The Company is subject to risks common to companies in the biotechnology industry, including, but not limited to, risk that the Company never achieves profitability, the need for substantial additional financing, risk of relying on third parties, risks of clinical trial failures, dependence on key personnel, protection of proprietary technology and compliance with government regulations.

1. Nature of Business

        Acceleron Pharma Inc. (Acceleron or the Company) was incorporated in the state of Delaware on June 13, 2003, as Phoenix Pharma, Inc. The Company subsequently changed its name to Acceleron Pharma Inc. and commenced operations in February 2004. The Company is a Cambridge, Massachusetts-based biopharmaceutical company focused on the discovery, development and commercialization of novel protein therapeutics for cancer and rare diseases. The Company's research focuses on the biology of the Transforming Growth Factor-Beta (TGF-b) protein superfamily, a large and diverse group of molecules that regulate the growth and repair of tissues throughout the human body. By coupling its discovery and development expertise, including its proprietary knowledge of the TGF-b superfamily, with internal protein engineering and manufacturing capabilities, the Company has built a highly productive research and development platform that has generated numerous innovative protein therapeutics with novel mechanisms of action. The Company has internally discovered three protein therapeutics that are currently being studied in 12 ongoing Phase 2 clinical trials, focused on the areas of cancer and rare diseases.

        The Company is subject to risks common to companies in the biotechnology industry, including, but not limited to, risk that the Company never achieves profitability, the need for substantial additional financing, risk of relying on third parties, risks of clinical trial failures, dependence on key personnel, protection of proprietary technology and compliance with government regulations.

  Liquidity

        As of December 31, 2012, the Company had an accumulated deficit of $291.0 million, and will require substantial additional capital to fund its research and development. The Company believes that its cash resources of $39.6 million at December 31, 2012 will be sufficient to allow the Company to fund its current operating plan through January 1, 2014; however, the Company will be required to raise additional capital to fund operations beyond this time. As the Company continues to incur losses, a transition to profitability is dependent upon the successful development, approval and commercialization of its product candidates and the achievement of a level of revenues adequate to support the Company's cost structure. The Company may never achieve profitability, and unless and until it does, the Company will continue to need to raise additional capital. Management intends to fund future operations through the sale of equity, debt financings or other sources, including potential additional collaborations. There can be no assurances, however, that additional funding will be available on terms acceptable to the Company, or at all.